Condensed Interim Consolidated Statements of Financial Position (Unaudited) - USD ($)	Aug. 31, 2022	Nov. 30, 2021
Current assets
Cash	$ 447,471	$ 4,305,461
Receivables	1,280,220	778,505
Prepaids	273,290	50,644
Acquisition advances		1,702,882
Loans receivable	674,424
Total current assets	2,675,405	6,837,492
Restricted cash	52,647	53,937
Investment in content	212,144	40,984
Equipment	305,729	30,312
Intangible assets	5,024,792	3,636,078
Right-of-use assets	176,256	133,984
Goodwill	6,274,356	833,493
Total assets	14,721,329	11,566,280
Current liabilities
Accounts payable and accrued liabilities	4,020,577	2,001,732
Corporate income taxes payable	5,206	5,206
Deferred revenue	840,757	183,994
Loans payable	148,709
Current portion of long-term debt	10,230
Current portion of lease liability	105,931	61,703
Total current liabilities	5,131,410	2,252,635
Long-term debt	149,435	158,265
Lease liability	75,712	73,472
Deferred income taxes	813,783	763,120
Derivative liability	2,727,729	1,277,200
Liabilities	8,898,069	4,524,692
SHAREHOLDERS' EQUITY
Share capital	37,325,187	35,102,920
Reserves	3,289,376	3,400,835
Accumulated other comprehensive income	(8,246)
Accumulated deficit	(34,783,057)	(31,462,167)
Total Equity	5,823,260	7,041,588
Total equity and liabilities	$ 14,721,329	$ 11,566,280